Contract Liabilities (Details) - Schedule of Contract Liabilities - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Contract Liabilities [Abstract]
Beginning balance	$ 35,243
Deposits received from customers	305,489	44,909
Amount recognized to revenue	(312,181)	(4,010)
Less: refunds to customers	(8,292)
Foreign currency translation adjustment	15,878	(5,656)
Ending balance	$ 36,137	$ 35,243